Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 3,605,144	$ 1,661,434
Accounts receivable, net	371	137
Prepaid insurance	53,777	0
Total current assets	3,659,292	1,661,571
Non-current assets:
Property and equipment, net of accumulated depreciation	28,277	41,080
Software development costs, net of accumulated amortization	3,790,878	4,134,225
Deferred offering costs	170,259	222,896
Prepaids and other non-current assets	63,263	51,754
Total non-current assets	4,052,676	4,449,955
Total assets	7,711,968	6,111,526
Current liabilities:
Accounts payable and accrued liabilities	511,202	324,138
Notes payable to related party, net of debt issuance costs	2,838,898	1,775,956
Stock awards liability	30,090	161,349
Total current liabilities	3,380,190	2,261,443
Total liabilities	3,380,190	2,261,443
Commitments and contingencies (Note 5)
Shareholders' equity:
Preferred stock - $0.001 par value, 10,000,000 authorized and 0 shares issued and outstanding	0	0
Common stock - $0.001 par value, 100,000,000 authorized and 19,947,223 and 12,654,949 shares issued and outstanding June 30, 2023 and December 31, 2022	19,947	12,654
Additional paid-in capital	80,525,840	75,573,263
Accumulated deficit	(76,214,008)	(71,735,834)
Total shareholders' equity	4,331,778	3,850,083
Total liabilities and shareholders' equity	$ 7,711,968	$ 6,111,526